UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 03, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $787,949 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    34652   663316 SH       SOLE                        0    84175   579141
ADVANCE AUTO PARTS INC         COM              00751Y106    42680   727332 SH       SOLE                        0   102400   624932
AFLAC INC                      COM              001055102    37308   721480 SH       SOLE                        0    95084   626396
ALCON INC                      COM SHS          H01301102     8571    51385 SH       SOLE                        0     2220    49165
BECTON DICKINSON & CO          COM              075887109    33307   449492 SH       SOLE                        0    60540   388952
CANADIAN NATL RY CO            COM              136375102    23108   360952 SH       SOLE                        0     6724   354228
CHEVRON CORP NEW               COM              166764100    34934   431018 SH       SOLE                        0    56370   374648
CVS CAREMARK CORPORATION       COM              126650100    32119  1020624 SH       SOLE                        0   147010   873614
GENL AMERN INVS PREF B         Preferred B      368802401     1393    54409 SH       SOLE                        0        0    54409
GILEAD SCIENCES INC            COM              375558103    11448   321478 SH       SOLE                        0    12545   308933
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     8976   419262 SH       SOLE                        0   186098   233164
GOOGLE INC                     CL A             38259P508    36201    68850 SH       SOLE                        0     8629    60221
HEWLETT PACKARD CO             COM              428236103    30001   713123 SH       SOLE                        0   103922   609201
JOHNSON & JOHNSON              COM              478160104    32100   518082 SH       SOLE                        0    70755   447327
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    32140   533444 SH       SOLE                        0    17265   516178
KRAFT FOODS INC                CL A             50075N104    33928  1099432 SH       SOLE                        0   162575   936857
LOEWS CORP                     COM              540424108    36063   951527 SH       SOLE                        0   122405   829122
MCDONALDS CORP                 COM              580135101    37359   501394 SH       SOLE                        0    76671   424723
MCKESSON CORP                  COM              58155Q103    32953   533386 SH       SOLE                        0    70825   462561
MICROSOFT CORP                 COM              594918104    33975  1387317 SH       SOLE                        0   187153  1200164
NESTLE S A REG B ADR           SPONSORED ADR    641069406    21390   399176 SH       SOLE                        0    96498   302678
NESTLE S A REG ORD             Ordinary         H57312466    16243   303185 SH       SOLE                        0     3260   299925
NOVARTIS A G                   SPONSORED ADR    66987V109    41069   712138 SH       SOLE                        0    98633   613505
QUALCOMM INC                   COM              747525103      214     4740 SH       SOLE                        0        0     4740
SPDR GOLD TRUST                GOLD SHS         78463V107    32775   256238 SH       SOLE                        0     8405   247833
TOTAL S A                      SPONSORED ADR    89151E109    34809   674589 SH       SOLE                        0    89495   585094
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    36158  1457381 SH       SOLE                        0   203974  1253407
WAL MART STORES INC            COM              931142103    32075   599300 SH       SOLE                        0    88360   510940